Dec. 22, 2020
Vanguard Cash Reserves Federal Money Market Fund
Vanguard Cash Reserves Federal Money Market Fund
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell Investor Shares or Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees(Fees paid directly from your investment)
Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Example
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Principal Investment Strategies
The Fund invests primarily in high-quality, short-term money market instruments. Under normal circumstances, at least 80% of the Fund's assets are invested in securities issued by the U.S. government and its agencies and instrumentalities, including repurchase agreements that are collateralized solely by U.S. government securities or cash. Although these securities are high-quality, some of the securities held by the Fund are neither guaranteed by the U.S. Treasury nor supported by the full faith and credit of the U.S government. To be considered high quality, a security must be determined by Vanguard to present minimal credit risk based in part on a consideration of maturity, portfolio diversification, portfolio liquidity, and credit quality. The Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, which includes, without limitation, securities issued by certain government-sponsored enterprises. The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.Government money market funds are required to invest at least 99.5% of their total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized solely by U.S. government securities or cash (collectively, government securities). The Fund generally invests 100% of its assets in U.S. government securities and therefore will satisfy the 99.5% requirement for designation as a government money market fund.
Principal Risks
The Fund is designed for investors with a low tolerance for risk; however, the Fund is subject to the following risks, which could affect the Fund’s performance:• Income risk , which is the chance that the Fund’s income will decline because of falling interest rates. Because the Fund’s income is based on short-term interest rates—which can fluctuate significantly over short periods—income risk is expected to be high. A low or negative interest rate environment will adversely affect the Fund’s return. Low or negative interest rates, depending on their duration and severity, could prevent the Fund from, among other things, providing a positive yield and/or maintaining a stable share price of $1.• Manager risk , which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.• Credit risk , which is the chance that the issuer of a security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Credit risk should be very low for the Fund because it invests primarily in securities that are considered to be of high quality.• Industry concentration risk , which is the chance that there will be overall problems affecting a particular industry. Because the Fund invests more than 25% of its assets in securities issued by companies in the financial services industry, the Fund’s performance depends to a greater extent on the overall condition of that industry and is more susceptible to events affecting that industry.You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The eligibility requirements for the Fund’s Admiral Shares were recently changed, and it is anticipated that all of the outstanding Investor Shares of the Fund will be automatically converted to Admiral Shares beginning in the fall of 2020 and continuing through 2021. Once all investors have been converted from Investor Shares to Admiral Shares, the Fund’s Investor Share class will be eliminated, making annual total returns for the Fund’s Admiral Shares relevant for most investors. Accordingly, the information presented in the bar chart reflects the performance of the Fund’s Admiral Shares. The bar chart shows how the performance of the Fund‘s Admiral Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Admiral Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Effective December 10, 2020, the U.S. Government Money Market Funds Average replaced the Money Market Funds Average as the Fund’s comparative benchmark. The Fund believes that the U.S. Government Money Market Funds Average is a more relevant benchmark for its investment strategies. Returns for the Money Market Funds Average are derived from data provided by Lipper, a Thomson Reuters Company. Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Cash Reserves Federal Money Market Fund Admiral Shares1
During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Average Annual Total Returns for Periods Ended December 31, 2019